Leases - Summary of Information Related To Operating Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Leases
Operating lease ROU assets	¥ 12,692	$ 1,739	¥ 13,990
Operating lease liabilities, non-current	(4,424)	(606)	(3,936)
Operating lease liabilities, current	(8,240)	$ (1,129)	(10,351)
Total operating lease liabilities	¥ (12,664)		¥ (14,287)
Weighted average remaining lease term	1 year 7 months 6 days	1 year 7 months 6 days	1 year 6 months
Weighted average discount rate	4.90%	4.90%	5.70%